Label	Element	Value
LORD ABBETT DEVELOPING GROWTH FUND INC
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000276914_SupplementTextBlock

LORD ABBETT DEVELOPING GROWTH FUND

Supplement dated September 19, 2014 to the Summary Prospectus, Prospectus, and
Statement of Additional Information dated December 1, 2013

References throughout the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information are amended to reflect the following changes, which will take effect on October 1, 2014:

•	The Class A share Rule 12b-1 fee will be reduced from an annual rate of 0.35% to 0.25% of the Fund’s average daily net assets.

•	The entire 0.25% Class A share Rule 12b-1 fee will be designated as a service fee.

Please retain this document for your future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	LORD ABBETT DEVELOPING GROWTH FUND INC